LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease assets and liabilities
Balance sheet amounts for lease assets and leases liabilities are as follows:

	December 31,
	2020	2019
Assets
Operating:	$1,108	$1,050
Finance:	131	—
Total assets	$1,239	$1,050
Liabilities:
Operating:
Current	612	526
Long-term	572	565
Finance:
Current	53	—
Long-term	79	—
Total liabilities	$1,316	$1,091
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2020	2019
Finance leases:
Weighted-average remaining lease term (years)	2.4	—
Weighted-average discount rate	6.0%	—
Operating leases:
Weighted-average remaining lease term (years)	2.5	2.3
Weighted-average discount rate	6.0%	6.0%

Schedule of maturities of operating lease liabilities
Maturities of operating leases liabilities are as follows:

December 31, 2020
2021	$663
2022	311
2023	165
2024	105
2025	37
Thereafter	—
Total lease payments	1,281
Less: present value discount	(97)
Total leases	$1,184

Schedule of maturities of finance lease liabilities	Maturities of finance lease liabilities are as follows:

December 31, 2020
2021	$58
2022	57
2023	27
2024	—
2025	—
Thereafter	—
Total finance lease payments	142
Less: imputed interest	(10)
Total leases	$132